Income Taxes (Tables)	12 Months Ended
Jan. 31, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consists of the following:
Years Ending January 31,
	2025	2024
Current
Federal	$-	$-
Foreign	-	-

Deferred
Federal	-	-
Foreign	-	-

Schedule of Reconciliation of Taxes on Income

A reconciliation of taxes on income computed at the federal statutory rate to amounts provided is as follows:

	Years Ending January 31,
	2025	2024
Book Income (loss from operations)	$(2,201,350)	$(1,151,916)
Common stock issued for services	323,880	155,966
Impairment expense	754,996	-
Unused operating losses	1,122,474	995,950
Income tax expense	$-	$-

Schedule of Deferred Tax Liability and Deferred Tax Asset

The types of temporary differences between tax basis of assets and liabilities and their financial reporting amounts that give rise to the deferred tax liability and deferred tax asset and their approximate tax effects are as follows:

	January 31,
	2025	2024
Net operating loss carryforward (expire through 2041)	$(4,435,172)	$(3,312,698)
Stock issued for services	(1,779,728)	(1,455,848)
Intangible impairment expense	(1,806,709)	(1,051,714)
Valuation allowance	8,021,609	5,820,260
Net deferred taxes	$-	$-